Restructuring Charges (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Restructuring and Related Activities [Abstract]
Summary of Changes in Restructuring Liability

A summary of the changes in the Company’s restructuring liability is as follows (in thousands):

	2016 Companywide	Goshen Bus	2017 Restructuring	Total
Balance at October 29, 2016	$567	$314	$—	$881
Expenses Incurred	—	1,996	1,483	3,479
Amounts Paid	(567)	(2,184)	(334)	(3,085)

Balance at July 29, 2017	$—	$126	$1,149	$1,275

	MRV - Elkhart, IN	2015 - Companywide	2016 - Companywide	Goshen Bus	Total
Balance at October 31, 2014	$577	$—	$—	$—	577
Expenses Incurred	—	3,869	—	—	3,869
Amounts Paid	(577)	(2,093)	—	—	(2,670)

Balance at October 31, 2015	$—	$1,776	$—	$—	$1,776

Expenses Incurred	—	—	2,807	714	3,521
Amounts Paid	—	(1,776)	(2,240)	(400)	(4,416)

Balance at October 29, 2016	$—	$—	$567	$314	$881